MORGAN STANLEY DEAN WITTER DEVELOPING                   Two World Trade Center,
GROWTH SECURITIES TRUST                                New York, New York 10048
LETTER TO THE SHAREHOLDERS September 30, 2000

DEAR SHAREHOLDER:

During the fiscal year ended September 30, 2000, the U.S. equity market experienced extreme volatility, with technology and telecommunications stocks leading the market on the way up and on the decline. Concerns over potentially higher inflation caused by an overheating of the U.S. economy prompted the Federal Reserve Board to continue instituting gradual rate hikes into the second quarter of 2000. Leadership of the market changed hands frequently in the second and third quarters of 2000, and the end of September found both the Dow and Nasdaq in negative territory.

The volatility seen early in the year was caused largely by speculation surrounding the Fed's inflationary-biased monetary policy. However, as the summer went on and inflation fears died down, continuing turmoil in the market was spurred by negative earnings reports across all sectors. A rotation out of technology stocks benefited sectors such as health care, aided by an improving legislative environment and stronger fundamentals, and energy, with commodity prices near 10-year highs and surging technology driven demand.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended September 30, 2000, Morgan Stanley Dean Witter Developing Growth Securities' Class B shares posted a total return of 39.12 percent versus 23.39 percent for the Russell 2000 Index. For the same period, the Fund's Class A, C and D shares returned 40.16 percent, 39.09 percent and
40.53 percent, respectively. Performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Russell 2000 Index.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 2000, continued

The Fund outperformed the Russell 2000 Index largely because of its overweightings in health care and technology. Biotechnology stocks reached new highs in March. Unlike the technology-driven Nasdaq, however, the biotech index exceeded its March highs in the fall. Among other factors benefiting the health-care sector, a new type of biotechnology investment opportunity came of age this year in the form of the genomics-based companies, which have generated a great deal of investor interest. Finally, an increasing number of small biotechnology companies have products in the later stages of clinical trials. While many of these efforts may ultimately fail, we believe that larger biotech and pharmaceuticals companies will be looking among this universe of companies for ways to grow their own pipelines, via outright acquisitions or licensing deals. While the valuations of these stocks will remain a concern, we continue to be favorably inclined towards this sector.

The Fund plans to continue investing in small growth companies, which have been predominantly found in the technology and health-care sectors. Although the market has been volatile over the last few months, the Fund will continue to maintain a strong presence in these sectors. However, based upon our concerns about valuations, the annual tax-loss selling by institutions in October and the possibility of slowing growth, the Fund began to build its cash position in September, increasing it to 24 percent of net assets by month end. The Fund will closely monitor the small-cap market for opportunities to take advantage of discounted valuations and lower multiples, as we expect the market's current downtrend to create buying opportunities in the future.

The Fund's top holdings on September 30 were Cytyc, Exar, Manhattan Associates, Zoll Medical, Cross Timbers Oil, Emcore, Laboratory CRP of America, Oak Technology, Inet Technologies and DSP Group.

LOOKING AHEAD

The market's near-term performance will be driven by many factors, including the presidential and congressional elections, events in the Middle East, the price of crude oil and the rate at which the U.S. and world economies grow. Until there is more clarity on these developments, the Fund anticipates maintaining its current defensive posture and cash level. During the third-quarter earnings season that has just begun it will be very important for companies, particularly in the area of technology, to provide favorable forecasts for future earnings in addition to meeting or exceeding analyst expectations. If at the end of the reporting season the overall impression of the third quarter is unfavorable, we believe the stock market will likely be headed for a period of consolidation and decline. Conversely, if the third quarter is perceived favorably, we expect the market will rise from its current depressed level.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO              /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                  MITCHELL M. MERIN
Chairman of the Board                   President

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE September 30, 2000


[GRAPHIC OMITTED]




Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          Average Annual Total Returns
--------------------------------------------------------------------------------

                       Class A Shares*
---------------------------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                              40.16%(1)        32.80%(2)
Since Inception (7/28/97)           24.52%(1)        22.42%(2)


                       Class B Shares**
---------------------------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                              39.12%(1)        34.12%(2)
5 Years                             19.15%(1)        18.96%(2)
10 Years                            22.13%(1)        22.13%(2)


                       Class C Shares+
---------------------------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                              39.09%(1)        38.09%(2)
Since Inception (7/28/97)           23.63%(1)        23.63%(2)


                       Class D Shares++
---------------------------------------------------------------
Period Ended 9/30/00
---------------------------

1 Year                              40.53%(1)
Since Inception (7/28/97)           24.82%(1)


---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September 30, 2000.
(4) The Russell 2000 Index is a capitalization-weighted index, which is comprised of 2000 of the smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge. Class B Shares**

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 2000


NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                    COMMON STOCKS (74.2%)
                    Advertising/Marketing
                      Services (1.2%)
100,000             ADVO, Inc.* ...........................   $    3,300,000
355,200             Getty Images, Inc.* ...................       10,811,400
                                                              --------------
                                                                  14,111,400
                                                              --------------
                    Aerospace & Defense (3.3%)
385,200             Innovative Solutions & Support,
                      Inc.* ...............................        6,596,550
172,000             L-3 Communications Holdings,
                      Inc.* ...............................        9,718,000
136,300             Litton Industries, Inc.* ..............        6,090,906
324,000             Teledyne Technologies Inc.* ...........        9,436,500
464,500             Titan Corp. (The)* ....................        7,664,250
                                                              --------------
                                                                  39,506,206
                                                              --------------
                    Air Freight/Couriers (1.6%)
241,300             C.H. Robinson Worldwide, Inc. .........       13,599,517
113,600             Expeditors International of
                    Washington, Inc. ......................        5,119,100
                                                              --------------
                                                                  18,718,617
                                                              --------------
                    Airlines (0.3%)
 72,000             SkyWest, Inc. .........................        3,690,000
                                                              --------------
                    Apparel/Footwear (0.3%)
 91,000             Kenneth Cole Productions, Inc.
                      (Class A)* ..........................        3,213,437
                                                              --------------
                    Auto Parts: O.E.M. (1.0%)
485,900             Gentex Corp.* .........................       12,147,500
                                                              --------------
                    Biotechnology (5.1%)
 77,300             BioTransplant, Inc.* ..................        1,318,931
 97,300             Celgene Corp.* ........................        5,789,350
250,000             Dendreon Corp.* .......................        5,894,531
131,700             ImmunoGen, Inc.* ......................        4,502,494
143,000             Intermune Pharmaceuticals, Inc.*.......        7,757,750
120,000             Myriad Genetics, Inc.* ................       10,320,000
100,000             NeoPharm, Inc.* .......................        3,950,000
113,600             Neurocrine Biosciences, Inc.* .........        5,112,000
113,700             Onyx Pharmaceuticals, Inc.* ...........        2,799,862
 54,800             Progenics Pharmaceuticals, Inc.* ......        1,503,575
 40,600             Regeneration Technologies, Inc.* ......          334,950
137,400             Titan Pharmaceuticals, Inc.* ..........        8,931,000
140,400             Vion Pharmaceuticals, Inc.* ...........        2,509,650
                                                              --------------
                                                                  60,724,093
                                                              --------------
NUMBER OF
 SHARES                                                             VALUE
----------------------------------------------------------------------------
                    Broadcasting (0.5%)
295,300             Westwood One, Inc.* ...................   $    6,330,494
                                                              --------------
                    Building Products (0.1%)
 72,800             Lamson & Sessions Co. (The)* ..........          864,462
                                                              --------------
                    Cable/Satellite TV (0.8%)
190,700             Pegasus Communications Corp.* .........        9,213,194
                                                              --------------
                    Chemicals: Agricultural (0.1%)
 52,400             Eden Bioscience Corp.* ................        1,729,200
                                                              --------------
                    Computer Communications (0.9%)
204,500             Computer Network Technology
                      Corp.* ..............................        7,029,687
 71,000             Elastic Networks Inc.* ................          989,562
 63,600             MRV Communications, Inc.* .............        2,881,875
                                                              --------------
                                                                  10,901,124
                                                              --------------
                    Computer Peripherals (3.3%)
391,000             DSP Group, Inc.* ......................       14,613,625
227,500             Electronics for Imaging, Inc.* ........        5,744,375
345,400             M-Systems Flash Disk Pioneers
                      Ltd. (Israel)* ......................       13,189,962
545,200             Maxtor Corp.* .........................        5,724,600
                                                              --------------
                                                                  39,272,562
                                                              --------------
                    Contract Drilling (0.4%)
 48,600             R&B Falcon Corp.* .....................        1,354,725
 87,900             Santa Fe International Corp. ..........        3,960,994
                                                              --------------
                                                                   5,315,719
                                                              --------------
                    Data Processing Services (0.2%)
150,000             Pegasus Solutions, Inc.* ..............        2,934,375
                                                              --------------
                    Discount Stores (0.3%)
110,000             BJ's Wholesale Club, Inc.* ............        3,753,750
                                                              --------------
                    Electrical Products (0.1%)
 27,500             Proton Energy Systems, Inc.* ..........          787,187
                                                              --------------
                    Electronic Components (2.8%)
208,600             APW Ltd. ..............................       10,169,250
133,700             Blue Wave Systems Inc.* ...............          672,678
 81,700             M-Wave, Inc.* .........................        2,129,306
500,000             MEMC Electronic Materials, Inc.*.......        6,437,500
113,800             Methode Electronics, Inc.
                      (Class A) ...........................        5,042,762

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 2000, continued




   NUMBER OF
    SHARES                                                         VALUE
-----------------------------------------------------------------------------
    250,000         Parthus Technologies PLC
                      (Ireland)* ...........................   $      994,545
    136,400         Spectrum Control, Inc.* ................        2,190,925
     47,800         Stratos Lightwave, Inc.* ...............        1,541,550
     27,300         Three-Five Systems, Inc.* ..............          798,525
    112,500         TTM Technologies, Inc.* ................        2,643,750
                                                               --------------
                                                                   32,620,791
                                                               --------------
                    Electronic Equipment/
                      Instruments (1.4%)
    193,300         Lexar Media, Inc.* .....................        2,247,112
    158,000         Zygo Corp.* ............................       13,746,000
                                                               --------------
                                                                   15,993,112
                                                               --------------
                    Electronic Production
                      Equipment (4.4%)
    213,600         Advanced Energy Industries, Inc.*               7,048,800
    169,100         Asyst Technologies, Inc.* ..............        3,424,275
    181,800         ATMI, Inc.* ............................        4,249,575
    495,000         EMCORE Corp.* ..........................       20,581,172
    350,000         inSilicon Corp.* .......................        5,075,000
     45,400         Keithley Instruments, Inc. .............        3,178,000
    320,000         MKS Instruments, Inc.* .................        8,760,000
                                                               --------------
                                                                   52,316,822
                                                               --------------
                    Engineering &
                      Construction (0.4%)
    227,100         SpectraSite Holdings, Inc.* ............        4,215,544
                                                               --------------
                    Finance/Rental/Leasing (0.4%)
    186,400         Comdisco, Inc. .........................        3,553,250
     22,700         Metris Companies, Inc. .................          896,650
                                                               --------------
                                                                    4,449,900
                                                               --------------
                    Household/Personal Care (0.3%)
    154,500         Carter-Wallace, Inc. ...................        3,775,594
                                                               --------------
                    Industrial Machinery (0.3%)
     90,500         Actuant Corp. (Class A) ................          356,344
     75,000         Singulus Technologies AG
                      (Germany) ............................        3,525,395
                                                               --------------
                                                                    3,881,739
                                                               --------------
                    Information Technology
                      Services (2.1%)
    381,900         Manhattan Associates, Inc.* ............       23,391,375
     91,000         Mediagrif Interactive
                    Technologies (Canada)* .................          808,499
                                                               --------------
                                                                   24,199,874
                                                               --------------
                    Internet Software/Services (1.6%)
     53,400         Art Technology Group, Inc.* ............        5,059,650
    197,500         Digex, Inc.* ...........................        9,257,812

   NUMBER OF
    SHARES                                                         VALUE
-----------------------------------------------------------------------------
     24,500         Quest Software, Inc.* ..................   $    1,521,680
     90,500         WebEx Communications, Inc.* ............        3,337,187
                                                               --------------
                                                                   19,176,329
                                                               --------------
                    Investment Banks/Brokers (0.6%)
    127,400         AmeriTrade Holding Corp.
                      (Class A)* ...........................        2,261,350
     60,500         eSPEED, Inc (Class A)* .................        1,720,469
    104,600         LaBranche & Co., Inc.* .................        3,491,045
                                                               --------------
                                                                    7,472,864
                                                               --------------
                    Medical Distributors (0.6%)
     86,300         Priority Healthcare Corp.
                      (Class B)* ...........................        6,580,375
                                                               --------------
                    Medical Specialties (9.9%)
    209,100         ABIOMED, Inc.* .........................       14,244,937
    459,000         ArthroCare Corp.* ......................        8,921,813
    192,100         Coherent, Inc.* ........................       13,062,800
    852,200         Cytyc Corp.* ...........................       36,751,125
     36,400         EPIX Medical, Inc.* ....................          509,600
    206,800         PharmaNetics, Inc.* ....................        3,929,200
    348,500         ResMed, Inc.* ..........................       10,890,625
    352,200         SonoSite, Inc.* ........................        6,581,738
    452,500         Zoll Medical Corp.* ....................       22,059,375
                                                               --------------
                                                                  116,951,213
                                                               --------------
                    Metal Fabrications (1.9%)
    286,700         Maverick Tube Corp.* ...................        7,722,981
    190,800         Precision Castparts Corp. ..............        7,321,950
    104,500         Shaw Group Inc. (The)* .................        7,367,250
                                                               --------------
                                                                   22,412,181
                                                               --------------
                    Miscellaneous
                      Manufacturing (1.1%)
    300,000         Mettler-Toledo International Inc.*......       13,200,000
                                                               --------------
                    Movies/Entertainment (0.6%)
    204,400         Pixar, Inc.* ...........................        6,566,350
                                                               --------------
                    Oil & Gas Production (2.5%)
    199,700         Cabot Oil & Gas Corp. (Class A) ........        4,068,888
  1,110,850         Cross Timbers Royalty Trust ............       21,314,434
    200,000         Forest Oil Corp.* ......................        3,237,500
     54,600         St. Mary Land & Exploration Co..........        1,259,213
                                                               --------------
                                                                   29,880,035
                                                               --------------
                    Oilfield Services/Equipment (0.5%)
     27,300         BJ Services Co.* .......................        1,668,713
    196,750         Grant Prideco, Inc.* ...................        4,316,203
                                                               --------------
                                                                    5,984,916
                                                               --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 2000, continued




NUMBER OF
 SHARES                                                             VALUE
-----------------------------------------------------------------------------
                    Packaged Software (4.6%)
554,300             Inet Technologies, Inc.* ...............   $   16,213,275
123,500             NetIQ Corp.* ...........................        8,112,406
300,000             Peregine Systems, Inc.* ................        5,681,250
916,200             Project Software & Development,
                      Inc.* ................................       14,244,047
212,800             SmartForce PLC (ADR) (Ireland)*.........       10,081,400
                                                               --------------
                                                                   54,332,378
                                                               --------------
                    Pharmaceuticals: Generic Drugs (0.2%)
 61,875             Galen Holdings ADR (United
                      Kingdom) .............................        2,815,313
                                                               --------------
                    Pharmaceuticals: Other (1.3%)
429,500             Connetics Corp.* .......................       10,361,688
109,100             Dura Pharmaceuticals, Inc.* ............        3,859,413
 40,900             Matrix Pharmaceutical, Inc.* ...........          636,506
                                                               --------------
                                                                   14,857,607
                                                               --------------
                    Precious Metals (0.8%)
338,200             Stillwater Mining Co.* .................        9,155,074
                                                               --------------
                    Property - Casualty Insurers (0.4%)
 86,200             Everest Re Group, Ltd. (Bermuda)........        4,266,900
                                                               --------------
                    Publishing: Newspapers (0.1%)
100,000             Metro International S.A. (Class B)
                      (Sweden)* ............................        1,244,555
                                                               --------------
                    Recreational Products (0.6%)
299,900             Concord Camera Corp.* ..................        7,684,938
                                                               --------------
                    Regional Banks (0.8%)
159,600             Silicon Valley Bancshares* .............        9,294,206
                                                               --------------
                    Semiconductors (5.5%)
131,500             C-Cube Semiconductor Inc.* .............        2,695,750
288,300             Exar Corp.* ............................       34,884,300
  8,500             Micronas Semiconductor Holding
                    AG (Switzerland)* ......................        4,528,083
693,000             Oak Technology, Inc.* ..................       18,970,875
236,300             Tvia, Inc.* ............................        4,238,631
                                                               --------------
                                                                   65,317,639
                                                               --------------
                    Services to the Health Industry (3.3%)
 90,900             Cerner Corp.* ..........................        4,221,169
183,300             IMPATH Inc.* ...........................       11,570,813
161,200             Laboratory Corp. of America
                    Holdings* ..............................       19,303,700
200,000             MDS Inc. (Canada) ......................        4,192,733
                                                               --------------
                                                                   39,288,415
                                                               --------------
                    Specialty Stores (0.5%)
205,900             Cost Plus, Inc.* .......................        6,202,738
                                                               --------------

NUMBER OF
 SHARES                                                             VALUE
-----------------------------------------------------------------------------
                    Specialty Telecommunications (0.8%)
405,000             Evoke Communications Inc.* .............   $    2,657,813
277,800             Pinnacle Holdings Inc.* ................        7,396,425
                                                               --------------
                                                                   10,054,238
                                                               --------------
                    Telecommunication Equipment (3.2%)
168,300             BreezeCom Ltd. (Israel)* ...............        5,543,381
327,000             CommScope, Inc.* .......................        8,011,500
326,100             DDi Corp.* .............................       14,429,925
 70,100             MCK Communications, Inc.* ..............        1,586,013
 72,700             Plantronics, Inc.* .....................        2,762,600
 50,000             Tandberg ASA (Norway)* .................        1,472,693
135,000             Vyyo Inc.* .............................        4,050,000
                                                               --------------
                                                                   37,856,112
                                                               --------------
                    Trucking (0.2%)
 59,000             Landstar Systems, Inc.* ................        2,632,875
                                                               --------------
                    Wireless Communications (1.0%)
 50,000             Clearnet Communications Inc.
                      (Class A) (Canada)* ..................        2,215,625
127,200             Leap Wireless International, Inc.*......        7,957,950
  8,493             RTX Telecom A/S (Denmark) * ............          394,569
 29,600             Tritel, Inc.* ..........................          423,650
                                                               --------------
                                                                   10,991,794
                                                               --------------
                    TOTAL COMMON STOCKS
                    (Cost $649,758,103) ....................      878,885,741
                                                               --------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              CONVERTIBLE BONDS (0.5%)
              Pharmaceuticals: Other (0.4%)
$ 5,010       Dura Pharmaceuticals, Inc.
                3.50% due 07/15/02 .........................        4,759,500
                                                                -------------
              Telecommunication
                Equipment (0.1%)
  1,260       Cyras Systems, Inc. - 144A**
                4.50% due 08/15/05 .........................        1,512,000
                                                                -------------
              TOTAL CONVERTIBLE BONDS
              (Cost $5,779,125) ..............                      6,271,500
                                                                -------------
              SHORT-TERM INVESTMENT (a) (23.8%)
              U.S. GOVERNMENT AGENCY
281,100       Federal National Mortgage Assoc.
                6.32% due 10/02/00
                (Cost $281,050,651) ........................      281,050,651
                                                                -------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 2000, continued


                                                       VALUE
-----------------------------------------------------------------
TOTAL INVESTMENTS
(Cost $936,587,879) (b) .........       98.5%     1,166,207,892
OTHER ASSETS IN EXCESS OF
LIABILITIES .....................        1.5         17,619,492
                                       -----      -------------
NET ASSETS ......................      100.0%    $1,183,827,384
                                       =====     ==============

--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $247,809,978 and the aggregate gross unrealized depreciation is $18,189,965, resulting in net unrealized appreciation of $229,620,013.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
SEPTEMBER 30, 2000:


    CONTRACTS TO             IN            DELIVERY    UNREALIZED
      DELIVER           EXCHANGE FOR         DATE     DEPRECIATION
------------------------------------------------------------------
 $       730,142         CAD 1,092,000    10/03/00      $ (3,401)
 CAD   3,540,696         $   2,348,876    10/03/00        (7,503)
 DKK   1,440,235         $     169,739    10/04/00          (496)
 THB  44,625,570         $   1,057,227    10/04/00        (1,254)
 GBP     942,611         $   1,380,265    10/06/00        (8,578)
                                                        --------
   Total unrealized depreciation .................      $(21,232)
                                                        ========


Currency Abbreviations:
-----------------------

CAD      Canadian Dollar.
DKK      Danish Krone.
THB      Thai Bat.
GBP      British Pound.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000



ASSETS:
Investments in securities, at value
  (cost $936,587,879) ....................................................    $1,166,207,892
Cash .....................................................................            50,585
Receivable for:
   Investments sold ......................................................        48,838,230
   Shares of beneficial interest sold ....................................           775,846
   Interest ..............................................................            43,783
   Dividends .............................................................            41,498
Prepaid expenses and other assets ........................................            74,647
                                                                              --------------
   TOTAL ASSETS ..........................................................     1,216,032,481
                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......            21,232
Payable for:
   Investments purchased .................................................        26,772,006
   Shares of beneficial interest repurchased .............................         3,827,939
   Plan of distribution fee ..............................................           931,252
   Investment management fee .............................................           491,923
Accrued expenses and other payables ......................................           160,745
                                                                              --------------
   TOTAL LIABILITIES .....................................................        32,205,097
                                                                              --------------
   NET ASSETS ............................................................    $1,183,827,384
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................    $  705,278,212
Net unrealized appreciation ..............................................       229,619,960
Accumulated net investment loss ..........................................          (147,357)
Accumulated undistributed net realized gain ..............................       249,076,569
                                                                              --------------
   NET ASSETS ............................................................    $1,183,827,384
                                                                              ==============

CLASS A SHARES:
Net Assets ...............................................................       $44,007,923
Shares Outstanding (unlimited authorized, $.01 par value) ................         1,166,103
   NET ASSET VALUE PER SHARE .............................................            $37.74
                                                                                      ======
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) .......................            $39.83
                                                                                      ======

CLASS B SHARES:
Net Assets ...............................................................    $1,056,116,384
Shares Outstanding (unlimited authorized, $.01 par value) ................        28,778,738
   NET ASSET VALUE PER SHARE .............................................            $36.70
                                                                                      ======

CLASS C SHARES:
Net Assets ...............................................................       $17,006,981
Shares Outstanding (unlimited authorized, $.01 par value) ................           462,691
   NET ASSET VALUE PER SHARE .............................................            $36.76
                                                                                      ======

CLASS D SHARES:
Net Assets ...............................................................       $66,696,096
Shares Outstanding (unlimited authorized, $.01 par value) ................         1,751,874
   NET ASSET VALUE PER SHARE .............................................            $38.07
                                                                                      ======

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended September 30, 2000



NET INVESTMENT LOSS:
INCOME
Interest ..................................................   $  5,468,202
Dividends (net of $3,638 foreign withholding tax) .........        706,096
                                                              ------------
   TOTAL INCOME ...........................................      6,174,298
                                                              ------------
EXPENSES
Plan of distribution fee (Class A shares) .................         82,464
Plan of distribution fee (Class B shares) .................     11,379,057
Plan of distribution fee (Class C shares) .................        134,820
Investment management fee .................................      5,906,875
Transfer agent fees and expenses ..........................      1,126,508
Registration fees .........................................        141,879
Shareholder reports and notices ...........................        117,237
Custodian fees ............................................         86,818
Professional fees .........................................         66,501
Trustees' fees and expenses ...............................         17,751
Other .....................................................         13,675
                                                              ------------
   TOTAL EXPENSES .........................................     19,073,585
                                                              ------------
   NET INVESTMENT LOSS ....................................    (12,899,287)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .........................................    287,755,083
Net change in unrealized appreciation .....................     13,083,650
                                                              ------------
   NET GAIN ...............................................    300,838,733
                                                              ------------
NET INCREASE ..............................................   $287,939,446
                                                              ============



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE YEAR           FOR THE YEAR
                                                                 ENDED                 ENDED
                                                          SEPTEMBER 30, 2000     SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................      $  (12,899,287)       $   (7,356,974)
Net realized gain ....................................         287,755,083           153,313,817
Net change in unrealized appreciation ................          13,083,650           165,480,270
                                                            --------------        --------------
   NET INCREASE ......................................         287,939,446           311,437,113
                                                            --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................          (3,654,596)             (124,327)
Class B shares .......................................        (161,645,400)          (10,501,816)
Class C shares .......................................          (1,263,910)              (44,486)
Class D shares .......................................          (1,510,969)              (62,639)
                                                            --------------        --------------
   TOTAL DISTRIBUTIONS ...............................        (168,074,875)          (10,733,268)
                                                            --------------        --------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................         266,972,801          (111,845,093)
                                                            --------------        --------------
   NET INCREASE ......................................         386,837,372           188,858,752
NET ASSETS:
Beginning of period ..................................         796,990,012           608,131,260
                                                            --------------        --------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $147,357 and $45,483, respectively) ...............      $1,183,827,384        $  796,990,012
                                                            ==============        ==============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,337,042 at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

The Distributor has informed the Fund that for the year ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $51, $642,814 and $11,297, respectively, and received $93,205, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $2,004,444,132, and $2,143,558,930, respectively.

For the year ended September 30, 2000, the Fund incurred $55,512 in brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2000, the Fund incurred brokerage commissions of $48,964 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,937. At September 30, 2000, the Fund had an accrued pension liability of $46,422 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of September 30, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $12,797,413.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                  FOR THE YEAR                      FOR THE YEAR
                                                     ENDED                             ENDED
                                               SEPTEMBER 30, 2000                SEPTEMBER 30, 1999
                                        -------------------------------- ----------------------------------
                                             SHARES          AMOUNT            SHARES           AMOUNT
                                        --------------- ----------------  --------------- ------------------
CLASS A SHARES
Sold ..................................     1,994,457    $   85,863,075       1,795,565     $   45,961,645
Reinvestment of distributions .........        94,160         3,633,635           5,508            123,765
Redeemed ..............................    (1,407,453)      (61,472,121)     (1,601,819)       (41,473,827)
                                           ----------    --------------      ----------     --------------
Net increase - Class A ................       681,164        28,024,589         199,254          4,611,583
                                           ----------    --------------      ----------     --------------
CLASS B SHARES
Sold ..................................     9,500,562       402,163,034      19,364,899        501,039,654
Reinvestment of distributions .........     4,024,083       151,909,148         444,464          9,880,417
Redeemed ..............................    (9,675,480)     (389,502,655)    (24,437,018)      (628,930,869)
                                           ----------    --------------     -----------     --------------
Net increase (decrease) - Class B .....     3,849,165       164,569,527      (4,627,655)      (118,010,798)
                                           ----------    --------------     -----------     --------------
CLASS C SHARES
Sold ..................................       418,525        18,422,696       1,377,267         36,318,739
Reinvestment of distributions .........        31,863         1,204,735           1,953             43,445
Redeemed ..............................      (140,469)       (5,783,453)     (1,334,660)       (35,381,357)
                                           ----------    --------------     -----------     --------------
Net increase - Class C ................       309,919        13,843,978          44,560            980,827
                                           ----------    --------------     -----------     --------------
CLASS D SHARES
Sold ..................................     2,740,754       112,718,938       2,267,493         57,727,289
Reinvestment of distributions .........        33,389         1,297,173           1,883             42,446
Redeemed ..............................    (1,231,883)      (53,481,404)     (2,220,762)       (57,196,440)
                                           ----------    --------------     -----------     --------------
Net increase - Class D ................     1,542,260        60,534,707          48,614            573,295
                                           ----------    --------------     -----------     --------------
Net increase (decrease) in Fund .......     6,382,508    $  266,972,801      (4,335,227)    $ (111,845,093)
                                            =========    ==============      ==========     ==============

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2000, there were outstanding forward contracts.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                  FOR THE PERIOD
                                                                  FOR THE YEAR ENDED SEPTEMBER 30,                JULY 28, 1997*
                                                         ------------------------------------------------------      THROUGH
                                                             2000              1999                1998          SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $31.44            $20.38              $27.50              $24.62
                                                            ------            ------              ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................     (0.12)            (0.07)              (0.06)              (0.02)
 Net realized and unrealized gain (loss) ...............     12.89             11.50               (4.75)               2.90
                                                            ------            ------              ------              ------
Total income (loss) from investment operations .........     12.77             11.43               (4.81)               2.88
                                                            ------            ------              ------              ------
Less distributions from net realized gain ..............     (6.47)            (0.37)              (2.31)                  -
                                                            ------            ------              ------              ------
Net asset value, end of period .........................    $37.74            $31.44              $20.38              $27.50
                                                            ======            ======              ======              ======

TOTAL RETURN+ .........................................      40.16%            56.81 %            (18.26)%             11.70 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................      0.85%(3)          0.90 %(3)           0.94 %(3)           0.99 %(2)
Net investment loss ....................................     (0.35)%(3)        (0.25)%(3)          (0.23)%(3)          (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $44,008           $15,246              $5,822                $978
Portfolio turnover rate ................................       184%              172 %               178 %               154 %


-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                           -----------------------------------------------------------------------
                                                               2000++         1999++          1998++         1997*++       1996
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $30.90         $20.19          $27.46         $27.71       $25.54
                                                               ------         ------          ------         ------       ------

Income (loss) from investment operations:
 Net investment loss ...................................        (0.44)         (0.27)          (0.20)         (0.28)       (0.23)
 Net realized and unrealized gain (loss) ...............        12.71          11.35           (4.76)          3.92         4.32
                                                               ------         ------          ------         ------       ------
Total income (loss) from investment operations .........        12.27          11.08           (4.96)          3.64         4.09
                                                               ------         ------          ------         ------       ------
Less distributions from net realized gain ..............        (6.47)         (0.37)          (2.31)         (3.89)       (1.92)

Net asset value, end of period .........................       $36.70         $30.90          $20.19         $27.46       $27.71
                                                               ======         ======          ======         ======       ======


TOTAL RETURN+ ..........................................        39.12 %        55.59 %        (18.88)%        16.38 %      17.53 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.61 %(1)      1.70 %(1)       1.69 %(1)      1.68 %       1.69 %
Net investment loss ....................................        (1.11)%(1)     (1.05)%(1)      (0.98)%(1)     (1.21)%      (1.03)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $1,056,116       $770,392        $596,834       $877,539     $799,201
Portfolio turnover rate ................................          184 %          172 %           178 %          154 %        149 %



--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                         FOR THE PERIOD
                                                                 FOR THE YEAR ENDED SEPTEMBER 30,        JULY 28, 1997*
                                                         -------------------------------------------        THROUGH
                                                               2000           1999            1998      SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $30.95         $20.19          $27.46           $24.62
                                                              ------         ------          ------           ------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.42)         (0.25)          (0.23)           (0.05)
 Net realized and unrealized gain (loss) ...............       12.70          11.38           (4.73)            2.89
                                                              ------         ------          ------           ------
Total income (loss) from investment operations .........       12.28          11.13           (4.96)            2.84
                                                              ------         ------          ------           ------
Less distributions from net realized gain ..............       (6.47)         (0.37)          (2.31)               -
                                                              ------         ------          ------           ------
Net asset value, end of period .........................      $36.76         $30.95          $20.19           $27.46
                                                              ======         ======          ======           ======

TOTAL RETURN+ ..........................................       39.09 %        55.84 %        (18.88)%          11.54 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.61 %(3)      1.58 %(3)       1.69 %(3)        1.71 %(2)
Net investment loss ....................................       (1.11)%(3)     (0.93)%(3)      (0.98)%(3)       (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $17,007         $4,728          $2,185           $1,066
Portfolio turnover rate ................................         184 %          172 %           178 %            154 %


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                             FOR THE PERIOD
                                                                  FOR THE YEAR ENDED SEPTEMBER 30,           JULY 28, 1997*
                                                         ----------------------------------------------         THROUGH
                                                                2000              1999            1998      SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $31.60            $20.44          $27.51           $24.62
                                                               ------            ------          ------           ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................         0.03             (0.01)           0.01            (0.01)
 Net realized and unrealized gain (loss) ...............        12.91             11.54           (4.77)            2.90
                                                               ------            ------          ------           ------
Total income (loss) from investment operations .........        12.94             11.53           (4.76)            2.89
                                                               ------            ------          ------           ------
Less distributions from net realized gain ..............        (6.47)            (0.37)          (2.31)               -
                                                               ------            ------          ------           ------
Net asset value, end of period .........................       $38.07            $31.60          $20.44           $27.51
                                                               ======            ======          ======           ======

TOTAL RETURN+ ..........................................        40.53 %           57.14 %        (18.05)%          11.74 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         0.61 %(3)         0.70 %(3)       0.69 %(3)        0.70 %(2)
Net investment income (loss) ...........................        (0.11)%(3)        (0.05)%(3)       0.02 %(3)       (0.20)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $66,696            $6,625          $3,291              $22
Portfolio turnover rate ................................          184 %             172 %           178 %            154 %


--------------
*    The date shares were first issued.
++ The per share amount were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dean Witter Developing Growth Securities Trust
Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective stated periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 8, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Developing Growth Securities Trust as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 9, 2000

                       2000 FEDERAL TAX NOTICE (unaudited)


     During the fiscal year ended September 30, 2000, the Fund paid to its shareholders $3.62 per share from long-term capital gains.

Morgan Stanley Dean Witter Developing Growth Securities Trust
Change in Independent Accountants

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Armon Bar-Tur
Vice President

John Roscoe
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
DEVELOPING GROWTH
SECURITIES TRUST






[GRAPHIC OMITTED]


ANNUAL REPORT
September 30, 2000